As filed with the Securities and Exchange Commission on December 18, 2019
1933 Act Registration No. 333-141769
1940 Act Registration No. 811-09257
CIK No. 0001081039

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 24
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 52
LLANY Separate Account S for Flexible Premium Variable Life Insurance
(Exact Name of Registrant)
Lincoln Corporate Variable 5
Lincoln Corporate Commitment VUL
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, NY 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2018 was filed March 26, 2019.
It is proposed that this filing will become effective:
/X/	immediately upon filing pursuant to paragraph (b)
/ /	on _______, 2019 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on ______, 2019 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be ______, 2019.

Supplement Dated December 18, 2019
To the Product Prospectuses dated May 1, 2019 for:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Lincoln Corporate Commitment® VUL Lincoln Corporate Variable 5	Lincoln CVUL Series III Elite Lincoln Corporate Variable 4

This Supplement outlines changes to the investment options under your policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Effective February 10, 2020, the following fund will be available as a new investment option under your Policy:

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP Western Asset Core Bond Fund (Standard Class): The investment seeks to maximize total return, consistent with prudent investment management and liquidity needs.

Effective February 10, 2020, the following Trust and funds will be available as new investment options under your Policy:

Northern Lights Variable Trust, advised by Valmark Advisers, Inc.
•	TOPS® Aggressive ETF Portfolio (Class 2 Shares): The investment seeks capital appreciation.
•	TOPS® Balanced ETF Portfolio (Class 2 Shares): The investment seeks income and capital appreciation.
•	TOPS® Conservative ETF Portfolio (Class 2 Shares): The investment seeks to preserve capital and provide moderate income and moderate capital appreciation.
•	TOPS® Growth ETF Portfolio (Class 2 Shares): The investment seeks capital appreciation.
•	TOPS® Moderate Growth ETF Portfolio (Class 2 Shares): The investment seeks capital appreciation.

Funds Participation Agreements. Northern Lights Variable Trust will be added to current list of trusts or corporations which make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs.

Please retain this Supplement for future reference.

PART A

The Prospectuses for Lincoln Corporate Variable 5 and Lincoln Corporate Commitment VUL is incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-141769) filed on April 12, 2019 and to the definitive 497 Filing filed on May 1, 2019.

PART B

The Statement of Additional Information for Lincoln Corporate Variable 5 and Lincoln Corporate Commitment VUL, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of LLANY Separate Account S for Flexible Premium Variable Life Insurance, is incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-141769) filed on April 12, 2019 and to the definitive 497 Filing filed on May 1, 2019.

PART C - OTHER INFORMATION
Item 26. EXHIBITS
(a)	Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account incorporated by reference to Initial Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.
(b)	N/A
(c)	Selling Group Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007.
(a)	Amendment Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(d)	(1)	Policy Form LN939 NY incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125794) filed on June 14, 2005.
(2)	Term Insurance Rider—Policy Form LR526 NY incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-107461) filed on July 30, 2003.
(3)	Load Amortization Rider—Policy Form LR853 NY incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125794) filed on June 14, 2005.
(4)	Change of Insured Employee Benefit Rider—Policy Form LR493 NY incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-107461) filed on July 30, 2003.
(5)	Adjustable Benefit Enhancement Rider incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-104719) filed on August 23, 2004.
(6)	Enhanced Surrender Value Rider—Policy Form LR529 NY incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-107461) filed on July 30, 2003.
(e)	(1)	Application Part I—B58NY incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-141769) filed on April 2, 2009.
(2)	Application Part II (Corporate/Individual Owner)—B59NY incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-141769) filed on April 2, 2009.
(3)	Consent Forms B10457NY and B10458NY incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-141769) filed on April 2, 2009.
(f)	(1)	Articles of Incorporation of Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 333-77496) filed on April 2, 2007.
(2)	Bylaws of Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 333-77496) filed on April 2, 2007.
(g)	Reinsurance Contracts incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008.
(h)	Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:
(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(2)	AllianceBernstein Variable Products Series Fund, Inc. incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(3)	American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(4)	American Funds Insurance Series incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(5)	BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
(a)	Amendment dated August 31, 2018 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.

(6)	Delaware VIP Trust incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(7)	Deutsche Investments VIT Funds incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(8)	Deutsche Variable Series II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(9)	Eaton Vance Variable Trust incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-193276) filed on May 16, 2014.
(10)	Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(11)	Franklin Templeton Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(12)	Goldman Sachs Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(13)	Ivy Funds Variable Portfolios and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-193272) filed on May 16, 2014
(a)	amendment incorporated by reference to Post-Effective Amendment 32 on Form N-6 (File No. 333-125790) filed on April 3, 2017.
(14)	Janus Aspen Series incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.
(15)	JPMorgan Insurance Trust incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(16)	Legg Mason Partners Variable Equity Trust incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(17)	Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(18)	M Fund, Inc. incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(19)	MFS Variable Insurance Trust I, II, III incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(a)	Amendment dated August 31, 2018 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(20)	Neuberger Berman Advisers Management Trust incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(21)	Northern Lights Variable Trust incorporated by reference to Post-Effective Amendment No. 8 on Form N-6 (File No. 333-203099) filed on August 9, 2019.
(22)	Oppenheimer Variable Account Funds incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(23)	PIMCO Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(24)	Putnam Variable Trust incorporated by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017.
(25)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-10805) filed on September 26, 1996. (Fund Participation Agreement)
(a)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-10805) filed on April 16, 2003. (Amendment)
(b)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-141755) filed on April 15, 2008. (Amendment dated April 2, 2007)

(c)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-141755) filed on April 6, 2012. (Amendment dated February 9, 2011)
(d)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-141755) filed on April 6, 2012. (Amendment dated October 10, 2011)
(e) Amendment dated March 24, 2014 incorporated by reference to Post-Effective Amendment No. 15 on Form N-6 (File No. 333-141769) filed on April 2, 2015.
(26)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008. (Fund Participation Agreement)
(a)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-68842) filed on April 27, 2011. (Amendment dated July 16, 2010)
(b)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-68842) filed on April 19, 2013. (Amendment dated April 4, 2012)
(c)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141769) filed on April 2, 2014. (Amendment dated November 11, 2013)
(i)	(1)	Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File 333-125790) filed on April 12, 2019.
(2)	Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004 incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File 333-84684) filed on April 7, 2004.
(j)	Not applicable.
(k)	Opinion and Consent of Scott C. Durocher, Esquire (Filed Herewith)
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm. (Filed Herewith)
(o)	Not applicable.
(p)	Not applicable.
(q)	Compliance Procedures incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-141769) filed on April 12, 2019.

Item 27. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
George W. Henderson, III Granville Capital 300 North Greene Street Greensboro, NC 27401	Director
Mark E Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia 7126 Kittiwake Run Manlius, NY 13104	Director
Patrick S. Pittard Terry College of Business 3475 Lenox Road NE Atlanta, GA 30326	Director
Robert O. Sheppard*	Assistant Vice President, Secretary and General Counsel
*	Principal business address is 120 Madison Street, Suite 1310, Syracuse, NY 13202
**	Principal business address is 150 Radnor Chester Road, Radnor, PA 19087
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart (Incorporated by reference to Post-Effective Amendment No. 63 on Form N-4 (File No. 033-26032) filed on September 6, 2019.)
Item 29. Indemnification
(a)	Brief description of indemnification provisions:
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a)	Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life; Lincoln New York Account T Variable Annuity; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.
(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Andrew J. Bucklee*	Senior Vice President and Director
Thomas O’Neill*	Senior Vice President, Chief Operating Officer and Director
Nancy A. Smith*	Secretary
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director
*	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087
**	Principal business address is 350 Church Street, Hartford, CT 06103
(c)	N/A
Item 31. Location of Accounts and Records
Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 120 Madison Street, Suite 1310, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105.Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.
Item 32. Management Services
Not Applicable.
Item 33. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account S for Flexible Premium Variable Life Insurance, has duly caused this Post-Effective Amendment Number 24 to the Registration Statement (File No.: 333-141769; 811-09257; CIK: 0001081039) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 18th day of December , 2019.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

LLANY Separate Account S for Flexible Premium Variable Life Insurance
(Registrant)

/s/ Douglas Noble
By _________________________________
Douglas Noble
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Douglas Noble
By _________________________________
Douglas Noble
Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 24 to the Registration Statement (File No.: 333-141769; 811-09257; CIK: 0001081039) has been signed below on December 18, 2019, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                                    Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________                                                                                                  Executive Vice President, Chief Investment Officer and Director
Ellen G. Cooper
/s/ Randal J. Freitag *
______________________________                                                                                                  Executive Vice President, Chief Financial Officer and Director
Randal J. Freitag

/s/ George W. Henderson, III *
______________________________                                                                                                  Director
George W. Henderson, III

/s/ Mark E. Konen
______________________________                                                                                                  Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                                                                                                  Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                                                                                                  Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                                                                                                      Director
Patrick S. Pittard

/s/ Scott C. Durocher
*By:________________________________________
Scott C. Durocher
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement